Notes to the Interim Financial Statement - Condensed Consolidated Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 11,636	£ 7,418	£ 19,564
Raw materials and consumables used		(2,355)	(1,881)	(4,520)
Changes in inventories of finished goods and work in progress		76	(59)	(513)
Employee benefit costs		(1,409)	(1,144)	(2,679)
Depreciation, amortisation and impairment costs		(437)	(346)	(902)
Other operating income		32	55	144
Other operating expenses		(3,105)	(1,469)	(4,682)
Profit from operations		4,438	2,574	6,412
Net finance income/(costs)		(701)	(325)	(1,094)
Share of post-tax results of associates and joint ventures		232	778	24,209
Profit before taxation		3,969	3,027	29,527
Taxation on ordinary activities		(1,193)	(680)	8,129
Profit for the period		2,776	2,347	37,656
Attributable to:
Owners of the parent		2,690	2,261	37,485
Non-controlling interests		86	86	171
Profit for the period		2,776	2,347	£ 37,656
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(5)	(8)
Other operating expenses		(11)	(3)
Profit from operations		(16)	(11)
Net finance income/(costs)		36	(31)
Profit before taxation		20	(42)
Equity income from subsidiaries		2,776	2,347
Profit for the period		2,796	2,305
Attributable to:
Owners of the parent		2,796	2,305
Profit for the period		2,796	2,305
BATCAP, Issuer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(1)
Profit from operations		(1)
Net finance income/(costs)		223	(22)
Profit before taxation		222	(22)
Taxation on ordinary activities		(76)	8
Profit for the period		146	(14)
Attributable to:
Owners of the parent		146	(14)
Profit for the period		146	(14)
BATIF, BATNF,BATHTN, and RAI, Subsidiary guarantors
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(3)	(2)
Other operating income		11
Other operating expenses		(6)
Profit from operations		2	(2)
Net finance income/(costs)		(163)	(74)
Profit before taxation		(161)	(76)
Taxation on ordinary activities		44	3
Equity income from subsidiaries		1,625
Profit for the period		1,508	(73)
Attributable to:
Owners of the parent		1,508	(73)
Profit for the period		1,508	(73)
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		11,636	7,418
Raw materials and consumables used		(2,355)	(1,881)
Changes in inventories of finished goods and work in progress		76	(59)
Employee benefit costs		(1,406)	(1,142)
Depreciation, amortisation and impairment costs		(437)	(346)
Other operating income		21	55
Other operating expenses		(3,098)	(1,469)
Profit from operations		4,437	2,576
Net finance income/(costs)		(243)	(96)
Share of post-tax results of associates and joint ventures		232	778
Profit before taxation		4,426	3,258
Taxation on ordinary activities		(1,161)	(691)
Profit for the period		3,265	2,567
Attributable to:
Owners of the parent		3,179	2,481
Non-controlling interests		86	86
Profit for the period		3,265	2,567
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		5	8
Other operating expenses		11	3
Profit from operations		16	11
Net finance income/(costs)		(554)	(102)
Profit before taxation		(538)	(91)
Equity income from subsidiaries		(4,401)	(2,347)
Profit for the period		(4,939)	(2,438)
Attributable to:
Owners of the parent		(4,939)	(2,438)
Profit for the period		£ (4,939)	£ (2,438)

[1]	Revenue is net of duty, excise and other taxes of £18,250 million and £17,377 million for the six months ended 30 June 2018 and 2017 respectively, and £37,780 million for the year ended 31 December 2017.